LEASE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
LEASE
Schedule of right of use assets
	June 30, 2021	December 31, 2020

Right-of-use assets	$104,288	$157,379

$157,379	$130,794

Schedule of lease liability
	June 30, 2021	December 31, 2020

Current portion	$50,335	$88,537
Non-current portion	54,343	68,961

Total	$104,678	$157,498

	As of December 31
	2020	2019

Current portion	$88,537	$70,375
Non-current portion	68,961	59,983

Total	$157,498	$130,358